INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 766,923	$ 832,080
Currency translation differences	8,893	134,105
Impairment loss of intangible assets	$ 0	$ 0